WRL FINANCIAL FREEDOM BUILDER(R)

                         SUPPLEMENT DATED JUNE 30, 1999
                                       TO
                          PROSPECTUS DATED MAY 1, 1999

THE FOLLOWING INFORMATION REPLACES THE FIRST SIX PARAGRAPHS, IN THEIR ENTIRETY, UNDER THE SECTION "THE POLICY - WHEN INSURANCE COVERAGE TAKES EFFECT" ON PAGES 21 AND 22 OF THE PROSPECTUS:

WHEN INSURANCE COVERAGE TAKES EFFECT

         Insurance coverage under the Policy will take effect only if the insured(s) is alive and in the same condition of health as described in the application when the Policy is delivered to the owner, and if the initial premium is paid.

         CONDITIONAL INSURANCE COVERAGE. If you pay the full initial premium listed in the conditional receipt attached to the application, and we deliver the conditional receipt to you, you will have conditional insurance coverage under the terms of the conditional receipt. Conditional insurance coverage is void if the check or draft you gave us to pay the initial premium is not honored when we first present it for payment.

THE AMOUNT OF CONDITIONAL  o     the specified amount applied for; or
INSURANCE COVERAGE         o     $300,000
IS THE LESSER OF:          reduced by all amounts payable under all life
                           insurance applications that the insured has pending with us.


CONDITIONAL LIFE INSURANCE o     the date of your application; or
COVERAGE BEGINS ON THE     o     the date the insured completes all of the
LATER OF:                        medical tests and examinations that we
                                 require; or
                           o     the date of issue, if any, requested in the
                                 application.

CONDITIONAL LIFE INSURANCE o     the date we determine the insured has
COVERAGE TERMINATES              satisfied our underwriting
AUTOMATICALLY ON THE             requirements and the insurance applied for
EARLIEST OF:                     takes effect (the Policy date); or
                           o     60 days from the date the application was
                                 completed; or
                           o     the date we determine that any person
                                 proposed for insurance in the application is not insurable according to our rules, limits and standards for the plan, amount and rate class shown in the application; or
                           o     the date we modify the plan, amount, riders
                                 and/or the premium rate class shown in the application, or any supplemental agreements;
                                 or
                           o     the date we mail notice of the ending of
                                 coverage and we refund the first premium to the applicant at the address shown on the application.

SPECIAL LIMITATIONS        o     the conditional receipt will be VOID:
OF THE CONDITIONAL               ->  if not signed by an authorized agent of
RECEIPT:                             Western Reserve; or
                                 ->  in the event the application contains
                                     any fraud or material misrepresentation;
                                     or
                                 ->  if, on the date of the conditional
                                     receipt, the proposed insured is under
                                     15 days of age or over 80 years of age.
                           o     the conditional receipt does not provide
                                 benefits for disability and accidental death benefits.
                           o     the conditional receipt does not provide
                                 benefits if any proposed insured commits suicide. In this case, Western Reserve's liability will be limited to return of the first premium paid with the application.

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THE FOLLOWING SENTENCE REPLACES THE SECOND SENTENCE OF THE SECOND PARAGRAPH
UNDER THE SECTION "APPENDIX A-ILLUSTRATIONS" ON PAGE 77 OF THE PROSPECTUS:

The illustration on that page also assumes cost of insurance charges based on our GUARANTEED cost of insurance rates.

THE FOLLOWING PARAGRAPH REPLACES THE THIRD PARAGRAPH UNDER THE SECTION "APPENDIX A-ILLUSTRATIONS" ON PAGE 77 OF THE PROSPECTUS:

         The illustration on page 80 is based on the same factors as those on page 79, except that cost of insurance rates are based on the CURRENT cost of insurance rates (based on the 1980 Commissioners Standard Ordinary Mortality Table).

THE HEADING OF THE HYPOTHETICAL ILLUSTRATION ON PAGE 79 OF THE PROSPECTUS IS AMENDED TO READ "USING GUARANTEED COST OF INSURANCE RATES" AND THE HEADING OF THE HYPOTHETICAL ILLUSTRATION ON PAGE 80 OF THE PROSPECTUS IS AMENDED TO READ "USING CURRENT COST OF INSURANCE RATES."